UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22223
Robeco-Sage Multi-Strategy Master Fund, L.L.C.
(Exact name of registrant as specified in charter)

909 Third Avenue
32nd Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-242-5742
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
Quarterly Report (unaudited)
December 31, 2010

Robeco-Sage Multi-Strategy Master Fund, L.L.C.
Consolidated Schedule of Investments (unaudited)
December 31, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Long/Short Equity:
Artha Emerging Markets Fund, L.P.	$2,150,000	$2,271,138	2.39%	Quarterly
Clovis Capital Partners Institutional, L.P.	2,900,000	3,012,225	3.17%	Quarterly
Cobalt Partners L.P.	4,000,000	4,325,109	4.56%	Semi-Annually
Criterion Horizons Fund, L.P.	3,193,753	3,238,173	3.41%	Quarterly
Henderson Asia Pacific Absolute Return Fund Ltd.	2,800,000	2,839,122	2.99%	Monthly
Highline Capital Partners QP, L.P.	2,177,265	2,393,631	2.52%	Quarterly
Kylin Fund, L.P.	3,450,000	3,679,886	3.88%	Quarterly
Pennant Windward Fund, Ltd.	3,698,761	3,806,964	4.01%	Quarterly
PFM Diversified Fund, L.P.	3,477,927	4,079,263	4.30%	Quarterly
Scopia PX, LLC	2,700,000	2,711,576	2.86%	Quarterly

Total Long/Short Equity	30,547,706	32,357,087	34.09%

Event Driven:
Altima Global Special Situations Fund, Ltd.	2,136,113	2,197,425	2.32%	Monthly
BHR Offshore Fund, Ltd.	1,997,902	2,046,273	2.16%	Quarterly
Elliot Associates, L.P.	3,000,000	3,952,665	4.16%	Semi-Annually
Eton Park Fund, L.P.	1,644,633	2,357,898	2.48%	Annually
Fir Tree Value Fund, L.P.	2,701,296	3,033,572	3.20%	Quarterly
Luxor Capital Partners Offshore, Ltd.	3,000,000	2,987,100	3.15%	Quarterly
Magnetar Capital Fund, L.P.(2)	466,540	368,344	0.39%	†
Montrica Global Opportunities Fund, L.P.(2)	160,327	127,166	0.13%	Annually
Octavian Global Fund, L.P.	524,238	352,943	0.37%	‡
Owl Creek II L.P.	2,500,000	2,689,452	2.83%	Quarterly
Silver Point Capital Fund, L.P.(2)	339,862	400,017	0.42%	‡
Taconic Opportunity Fund, L.P.(2)	34,187	36,659	0.04%	‡
York European Opportunities Fund, L.P.	1,750,000	1,763,120	1.86%	Quarterly

Total Event Driven	20,255,098	22,312,634	23.51%

Robeco-Sage Multi-Strategy Master Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Distressed:
Anchorage Capital Partners, L.P.	$2,481,300	$3,576,848	3.77%	Annually
Credit Distressed Blue Line Fund L.P.	2,250,000	2,599,420	2.74%	Quarterly
Greywolf Capital Partners II, L.P.(2)	19,791	12,177	0.01%	‡
Redwood Domestic Fund, L.P.(2)	44,181	68,383	0.07%	‡
Redwood Offshore Fund, Ltd.	4,286,634	4,389,513	4.62%	Bi-Annually
York Credit Opportunities Fund, L.P.	2,250,000	2,760,846	2.91%	Semi-Annually

Total Distressed	11,331,906	13,407,187	14.12%

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	2,683,723	2,696,605	2.84%	Monthly
Brevan Howard Fund, Ltd.	1,824,084	1,812,932	1.91%	Monthly
WCG Partners, L.P.	2,950,000	3,114,462	3.28%	Quarterly
Wexford Spectrum Fund I, L.P.(2)	20,935	21,878	0.03%	‡
Woodbine Capital Fund, Ltd.	3,285,167	3,343,831	3.52%	Quarterly

Total Macro	10,763,909	10,989,708	11.58%

Structured Credit:
Cerberus SPV, LLC(2)	3,262,694	2,701,156	2.84%	†
Dune Capital, L.P.(2)	180,443	113,683	0.12%	†
Sorin Offshore Fund, Ltd.	37,183	37,183	0.04%	†

Total Structured Credit	3,480,320	2,852,022	3.00%

Fundamental Market Neutral:
Level Global L.P.	2,550,000	2,572,455	2.71%	Quarterly

Convertible Arbitrage
Linden Investors, L.P.	2,500,000	2,508,660	2.64%	Quarterly

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.(2)	139,613	141,523	0.15%	‡
Broad Peak Fund, Ltd.	1,806,950	1,810,134	1.91%	Quarterly

Total Multi-Strategy Relative Value	1,946,563	1,951,657	2.06%

Fixed Income Relative Value:
Pelagus Capital Fund Inc.	953,670	963,273	1.01%	Monthly
The Drake Absolute Return Fund, L.P.	120,541	88,659	0.09%	†

Total Fixed Income Relative Value	1,074,211	1,051,932	1.10%

Total Portfolio Funds	84,449,713	90,003,342	94.81%

Robeco-Sage Multi-Strategy Master Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Cash & Cash Equivalents:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%(1)	$1,579,523	$1,579,523	1.66%	Daily
Western Asset/Citi Institutional U.S. Treasury
Reserves, Cl A, 0.02%(1)	12	12	0.00%	Daily

Total Cash & Cash Equivalents	1,579,535	1,579,535	1.66%

Total Investments	$86,029,248	$91,582,877	96.47%

*	Percentages are based on Members’ Capital at the end of period of $94,927,914.

**	Liquidity terms shown apply after initial lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.

(1)	The rate shown is the 7-day effective yield as of December 31, 2010.

(2)	Portfolio Fund is held by Robeco-Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
At December 31, 2010, the aggregate cost of investments for tax purposes was $84,449,713. Net unrealized appreciation on investments for tax purposes was $5,553,629 consisting of $6,548,127 of gross unrealized appreciation and $(994,498) of gross unrealized depreciation.
The investments in Portfolio Funds shown above, representing 94.81% of Members’ Capital, have been fair valued.

Robeco-Sage Multi-Strategy Master Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2010
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Convertible Arbitrage	$—	$627,165	$1,881,495	$2,508,660
Credit	—	—	—	—
Distressed	—	5,646,560	7,760,627	13,407,187
Event Driven	—	6,554,896	15,757,738	22,312,634
Fixed Income Relative Value	—	963,273	88,659	1,051,932
Fundamental Market Neutral	—	1,747,814	824,641	2,572,455
Long/Short Equity	—	25,664,976	6,692,111	32,357,087
Macro	—	5,006,939	5,982,769	10,989,708
Multi-Strategy Relative Value	—	616,241	1,335,416	1,951,657
Structured Credit	—	—	2,852,022	2,852,022

Total investments by investment strategy	—	46,827,864	43,175,478	90,003,342

Cash & Cash Equivalents	1,579,535	—	—	1,579,535

Total	$1,579,535	$46,827,864	$43,175,478	$91,582,877

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments by Investment Strategy

			Change in
			unrealized		Net transfers
	Balance as of	Realized	appreciation/	Net purchases/	in/(out) of	Balance as of
	3/31/10	gain/(loss)	(depreciation)	(sales)	Level 3	12/31/10

Convertible Arbitrage	$—	—	6,495	1,875,000	—	1,881,495
Credit	$85,816	(11,631)	44,044	(118,229)	—	—
Distressed	$7,860,519	1,330,815	(435,107)	1,269,792	(2,265,392)	7,760,627
Event Driven	$12,057,675	387,467	585,476	4,648,803	(1,921,683)	15,757,738
Fixed Income Relative Value	$82,107	(1,723)	12,173	(3,898)	—	88,659
Fundamental Market Neutral	$484,795	—	40,319	800,000	(500,473)	824,641
Long/Short Equity	$5,387,267	—	400,195	6,650,000	(5,745,351)	6,692,111
Macro	$3,965,927	708,254	(488,014)	5,040,951	(3,244,349)	5,982,769
Multi-Strategy Relative Value	$3,460,494	(547,327)	325,019	(1,902,770)	—	1,335,416
Structured Credit	$3,019,362	(1,859,307)	2,027,110	(335,143)	—	2,852,022

Total	$36,403,962	$6,548	$2,517,710	$17,924,506	$(13,677,248)	$43,175,478

Robeco-Sage Multi-Strategy Master Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (concluded)
December 31, 2010

The amount of gains/(losses)
included in gain/(loss)
attributable to the change in
unrealized gains/ (losses) relating
to assets still held at 12/31/2010
Convertible Arbitrage	$8,660
Credit	$—
Distressed	$(382,027)
Event Driven	$469,261
Fixed Income Relative Value	$21,654
Fundamental Market Neutral	$76,867
Long/Short Equity	$773,703
Macro	$193,355
Multi-Strategy Relative Value	$27,447
Structured Credit	$213,417

$1,402,337

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2010.
In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.
For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Robeco-Sage Multi-Strategy Master Fund, L.L.C.
By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: February 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: February 24, 2011

By (Signature and Title)*	/s/ Matthew J. Davis
Matthew J. Davis
Chief Financial Officer

Date: February 24, 2011

*	Print the name and title of each signing officer under his or her signature.